Employee Defined Benefit Obligations	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Employee Defined Benefit Obligations

18. Employee Defined Benefit Obligations

	December 31	December 31
	2018	2017
	$	$

Net defined benefit pension asset	(10.0)	(12.7)

Net defined benefit pension liability	55.5	31.2
End of employment benefit plans	13.1	13.6

	68.6	44.8

Defined benefit pension plans

The Company sponsors defined benefit pension plans (the Plans) covering certain full-time and past employees, primarily in the United Kingdom. The benefits for the Plans are based on final compensation and years of service. The Plans are closed to new participants and have ceased all future service benefits, although the future salary link has been retained for certain continuing active members.

The Plans are governed by the laws of the United Kingdom. Each pension plan has a board of trustees–consisting of four employer-appointed trustees and member-nominated trustees–that is responsible for administering the assets and defining the investment policies of the Plans.

The funding objective of each pension plan is to have sufficient and appropriate assets to meet actuarial liabilities. The board of trustees reviews the level of funding required based on separate triennial actuarial valuations for funding purposes; the most recent were completed as at March 31, 2017 and February 1, 2016. The Plans required that contributions be made to separately administered funds, which are maintained independently by custodians. The Company expects to contribute $23.3 to the Plans in 2019.

The Plans expose the Company to a number of risks, including changes to long-term UK interest rates and inflation expectations, movements in global investment markets, changes in life expectancy rates, foreign exchange risk, and regulatory risk from changes in UK pension legislation. The Company is also exposed to price risk because the Plans’ assets include significant investments in equities.

Guaranteed annuities, purchased for certain plan members upon retirement, protect a portion of the Plans from changes in interest rates and longevity post-retirement. Post-retirement benefits that are fully matched with insurance policies have been included in both the asset and liability figures in the following tables.

A liability-driven investment (LDI) strategy has been implemented to hedge a portion of the Plans’ long-term interest rate and inflation risks by investing in assets that have similar interest rate and inflation characteristics as the Plans’ liabilities. The LDI strategy relates to only a portion of the Plans’ investments; therefore, the Plans remain exposed to significant interest rate and inflation risk, along with the other risks mentioned above.

The following table shows a reconciliation from the opening balances to the closing balances for the net defined benefit liability and its components:

		2018			2017
			Net			Net
	Defined	Fair Value	Defined	Defined	Fair Value	Defined
	Benefit	of Plan	Benefit	Benefit	of Plan	Benefit
	Obligation	Assets	Liability	Obligation	Assets	Liability
	$	$	$	$	$	$
Balance, beginning of the year	397.7	(379.2)	18.5	374.6	(324.1)	50.5
Acquisition of PBA	80.9	(64.4)	16.5	-	-	-

Included in pre-tax profit or loss
Interest expense (income)	10.8	(10.2)	0.6	10.4	(8.9)	1.5
Past service cost	10.5	-	10.5	-	-	-
Administrative expenses paid by the Plans	-	1.7	1.7	-	1.0	1.0

	21.3	(8.5)	12.8	10.4	(7.9)	2.5

Included in other comprehensive income
Return on the plan assets (excluding interest income)	-	17.4	17.4	-	(30.1)	(30.1)

Actuarial (gains) losses arising from:
Changes in demographic assumptions	(0.8)	-	(0.8)	(8.1)	-	(8.1)
Changes in financial assumptions	(9.3)	-	(9.3)	29.5	-	29.5
Experience adjustments	5.5	-	5.5	(5.3)	-	(5.3)
Effect of movement in exchange rates	11.5	(10.3)	1.2	10.2	(9.4)	0.8

	6.9	7.1	14.0	26.3	(39.5)	(13.2)

Other
Benefits paid	(12.5)	12.3	(0.2)	(13.6)	13.6	-
Contributions by employer	-	(16.1)	(16.1)	-	(21.3)	(21.3)

	(12.5)	(3.8)	(16.3)	(13.6)	(7.7)	(21.3)

Balance, end of the year	494.3	(448.8)	45.5	397.7	(379.2)	18.5

	December 31	December 31
	2018	2017
	$	$

Included in the statement of financial position as:

Net defined benefit asset	(10.0)	(12.7)
Net defined benefit liability	55.5	31.2

	45.5	18.5

The Company has an unconditional right to derive economic benefit from the above surplus and has therefore recognized a net defined benefit asset.

		December 31	December 31
		2018	2017
	Note	$	$

Included in the statement of income as:

Continuing operations - administrative and marketing expenses		6.6	1.5
Discontinued operations	8	6.2	1.0

		12.8	2.5

On October 26, 2018, the United Kingdom high court issued a ruling that resulted in an amendment to the Plans to equalize guaranteed minimum pension benefits between genders and increased the Company’s defined benefit obligation by $10.5. Corresponding past service costs were recognized in the consolidated statements of income of which $4.7 was recognized in continuing operations and $5.8 in discontinued operations.

Major categories of plan assets, measured at fair value, are as follows:

	December 31	December 31
	2018	2017
	$	$

Cash and cash equivalents	3.3	2.9

Investments quoted in active markets (mutual, exchange-traded, and pooled funds):
Equities	138.1	110.1
Corporate bonds and fixed income	57.5	45.0
Pooled fund liability-driven investments	15.5	-
Property funds	10.6	6.6

Unquoted investments:
Annuity policies	110.8	102.9
Insurance contract:
Equities and property	80.2	69.5
Corporate bonds	19.2	22.7
Cash and cash equivalents	13.6	19.5

Fair value of the plan assets	448.8	379.2

The investment policy for the Plans is to balance risk and return. Approximately 50% of plan assets are invested in mutual, exchange-traded, and pooled funds (fair valued using quoted market prices) or held in cash. Approximately 25% of plan assets are held in annuity policies that are purchased for certain plan members upon retirement. The fair value of these policies reflects the value of the obligation for these retired plan members and is determined using actuarial techniques and guaranteed annuity rates. The remaining assets of the Plans are invested in a wholly insured with-profits insurance contract with a major insurance company. Contributions made to this contract are invested in insurance policies administered by third parties, which provide for a declared rate of interest. The yields on the investments are intended to provide for a steady return on the assets, that is not wholly dependent on stock market fluctuations, to reflect the long-term performance of the investment. The insurance contract is fair valued using valuation techniques with market observable inputs.

The present value of the defined benefit obligation is determined by discounting the estimated future cash flows using actuarial valuations. The principal assumptions used in determining pension benefit obligations for the Plans are shown below (expressed as weighted averages):

	December 31	December 31
	2018	2017

Discount rate	2.77%	2.47%
Rate of increase in salaries	4.47%	3.51%
Rate of inflation, pre-retirement	2.55%	2.40%
Rate of increase in future pensions payment	3.51%	3.53%
Life expectancy at age 65 for current pensioners:
Male	22 years	22 years
Female	24 years	24 years
Life expectancy at age 65 for current members aged 40 or 45:
Male	23 years	23 years
Female	25 years	26 years

At December 31, 2018, the weighted average duration of the defined benefit obligation was 16 years (2017 – 15 years).

Quantitative sensitivity analyses showing the impact on the defined benefit obligation for significant assumptions are as follows:

	December 31		December 31
	2018		2017

	Increase	Decrease	Increase	Decrease
	$	$	$	$

Change in discount rate by 0.25%	(15.6)	17.0	(11.2)	11.8
Change in pre-retirement inflation rate by 0.25%	5.0	(4.8)	3.9	(3.8)
Change in salary growth by 0.25%	0.9	(0.8)	0.5	(0.5)
Change in pension increase assumption by 0.25%	8.4	(8.1)	6.4	(6.1)
Increase of one year in the life expectancy	9.4	n/a	6.0	n/a

The sensitivity analyses above have been determined based on a method that extrapolates the impact on the defined benefit obligation as a result of reasonable changes in key assumptions occurring at the end of the reporting year. The sensitivity analyses were based on changing a significant assumption and keeping all other assumptions constant and may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another.

End of employment benefit plans

The liability for end of employment benefit plans represents the Company’s estimated obligations for long service leave and annual leave that is legislated in some countries in which the Company operates.